780 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202-3590
TEL. 414.273.3500 FAX. 414.273.5198
WWW.GKLAW.COM

November 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	BMO Funds, Inc. (the “Company”)

Registration Nos.: 033-48907; 811-58433

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Company, please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the BMO Aggressive Stock Fund into the BMO Diversified Stock Fund, each a series of the Company.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Pamela M. Krill

Pamela M. Krill

cc:	Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

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